PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Summary of Changes in the OPEB Obligation and Changes in Plan Assets (Details) - Other post-employment benefits and other long-term employee benefits ("OPEB") - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	$ 884
Past service cost - Plan amendments	(1)	$ (8)	$ 6
Past service cost - Curtailments	(9)	(3)
Balance at end of the period	928	884
Present value of the wholly or partly funded obligation	(22)	(16)
Fair value of plan assets	4	4
Net present value of the wholly or partly funded obligation	(18)	(12)
Present value of the unfunded obligation	(910)	(872)
Net amount recognized	(928)	(884)
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	888	971
Current service cost	28	28
Interest cost on DBO	43	42
Past service cost - Plan amendments	(1)	(8)
Actuarial (gain) loss	(15)	3
Demographic assumptions	(2)	11
Financial assumptions	(14)	(2)
Experience adjustment	1	(6)
Benefits paid	(79)	(72)
Foreign currency exchange rate differences and other movements	77	(73)
Balance at end of the period	932	888	971
Net amount recognized	(932)	(888)	(971)
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(4)	(4)
Balance at end of the period	(4)	(4)	(4)
Net amount recognized	4	4	4
Canada
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	476
Past service cost - Plan amendments	(1)	0	0
Past service cost - Curtailments	(2)	0
Balance at end of the period	482	476
Present value of the wholly or partly funded obligation	0	0
Fair value of plan assets	0	0
Net present value of the wholly or partly funded obligation	0	0
Present value of the unfunded obligation	(482)	(476)
Net amount recognized	(482)	(476)
Canada | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	476	508
Current service cost	7	7
Interest cost on DBO	23	23
Past service cost - Plan amendments	(1)	0
Actuarial (gain) loss	(13)	6
Demographic assumptions	(1)	11
Financial assumptions	(7)	3
Experience adjustment	(5)	(8)
Benefits paid	(30)	(28)
Foreign currency exchange rate differences and other movements	22	(40)
Balance at end of the period	482	476	508
Net amount recognized	(482)	(476)	(508)
Canada | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	0	0
Balance at end of the period	0	0	0
Net amount recognized	0	0	0
Europe
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	311
Past service cost - Plan amendments	0	(3)	(2)
Past service cost - Curtailments	(7)	(3)
Balance at end of the period	327	311
Present value of the wholly or partly funded obligation	(22)	(16)
Fair value of plan assets	4	4
Net present value of the wholly or partly funded obligation	(18)	(12)
Present value of the unfunded obligation	(309)	(299)
Net amount recognized	(327)	(311)
Europe | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	315	355
Current service cost	17	18
Interest cost on DBO	12	12
Past service cost - Plan amendments	0	(3)
Actuarial (gain) loss	(11)	(9)
Demographic assumptions	(2)	0
Financial assumptions	(14)	(6)
Experience adjustment	5	(3)
Benefits paid	(38)	(35)
Foreign currency exchange rate differences and other movements	43	(20)
Balance at end of the period	331	315	355
Net amount recognized	(331)	(315)	(355)
Europe | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(4)	(4)
Balance at end of the period	(4)	(4)	(4)
Net amount recognized	4	4	4
Others
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	97
Past service cost - Plan amendments	0	(5)	8
Past service cost - Curtailments	0	0
Balance at end of the period	119	97
Present value of the wholly or partly funded obligation	0	0
Fair value of plan assets	0	0
Net present value of the wholly or partly funded obligation	0	0
Present value of the unfunded obligation	(119)	(97)
Net amount recognized	(119)	(97)
Others | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	97	108
Current service cost	4	3
Interest cost on DBO	8	7
Past service cost - Plan amendments	0	(5)
Actuarial (gain) loss	9	6
Demographic assumptions	1	0
Financial assumptions	7	1
Experience adjustment	1	5
Benefits paid	(11)	(9)
Foreign currency exchange rate differences and other movements	12	(13)
Balance at end of the period	119	97	108
Net amount recognized	(119)	(97)	(108)
Others | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	0	0
Balance at end of the period	0	0	0
Net amount recognized	$ 0	$ 0	$ 0